787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 17, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

BlackRock GNMA Portfolio,

BlackRock Inflation Protected Bond Portfolio, and

BlackRock Investment Grade Bond Portfolio

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of BlackRock GNMA Portfolio, BlackRock Inflation Protected Bond Portfolio, and BlackRock Investment Grade Bond Portfolio (the “Funds”), dated January 28, 2016, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2016 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8192.

Very truly yours,

/s/ J. Christophe Leitz
J. Christophe Leitz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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